UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Slate Path Capital LP
Address: 717 Fifth Avenue
         16th Floor
         New York, New York  10022

13F File Number:  028-15300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Hansen
Title:     Chief Financial Officer & Chief Compliance Officer
Phone:     212-257-4330

Signature, Place, and Date of Signing:

 /s/   Thomas Hansen     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $2,119,419 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784   114131  2940000 SH       SOLE                  2940000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208   110600  3950000 SH       SOLE                  3950000        0        0
COLFAX CORP                    COM              194014106   110067  2365000 SH       SOLE                  2365000        0        0
GOOGLE INC                     CL A             38259P508   133424   168000 SH       SOLE                   168000        0        0
GROUPON INC                    COM CL A         399473107    85895 14035171 SH       SOLE                 14035171        0        0
HOLLYFRONTIER CORP             COM              436106108   141488  2750000 SH       SOLE                  2750000        0        0
LOWES COS INC                  COM              548661107    71669  1890000 SH       SOLE                  1890000        0        0
NETFLIX INC                    COM              64110L106   133442   705000 SH       SOLE                   705000        0        0
PBF ENERGY INC                 CL A             69318G106    16169   435000 SH       SOLE                   435000        0        0
PHILLIPS 66                    COM              718546104    71719  1025000 SH       SOLE                  1025000        0        0
RANGE RES CORP                 COM              75281A109    75772   935000 SH       SOLE                   935000        0        0
SEALED AIR CORP NEW            COM              81211K100   101383  4205000 SH       SOLE                  4205000        0        0
SIRIUS XM RADIO INC            COM              82967N108    96250 31250000 SH       SOLE                 31250000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   689348  4400000 SH  PUT  SOLE                  4400000        0        0
TRIPADVISOR INC                COM              896945201    90597  1725000 SH       SOLE                  1725000        0        0
VIACOM INC NEW                 CL B             92553P201    77465  1260000 SH       SOLE                  1260000        0        0